Thrivent Series Funds

Supplement to the Statement of Additional Information

dated April 30, 2018

1. Effective February 28, 2019, David R. Spangler, CFA will be named as a portfolio manager of Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio, and David C. Francis, CFA will no longer be a portfolio manager for the Portfolios.

2. Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA will be named as portfolio managers of Thrivent Balanced Income Plus Portfolio, and Gregory R. Anderson, CFA and Matthew D. Finn, CFA will no longer be portfolio managers for the Portfolio.

3. Effective February 28, 2019, Darren M. Bagwell, CFA will be named as a portfolio manager of Thrivent Diversified Income Plus Portfolio, and Matthew D. Finn, CFA will no longer be a portfolio manager for the Portfolio.

4. Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA will be named as portfolio managers of Thrivent Large Cap Stock Portfolio.

5. Effective April 30, 2019, Matthew D. Finn, CFA and John T. Groton, Jr., CFA will be named as portfolio managers for the Thrivent Partner All Cap Portfolio.

6. Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA will be named as portfolio managers of Thrivent Partner Worldwide Allocation Portfolio, and David C. Francis, CFA will no longer be a portfolio manager for the Portfolio.

7. In the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the table under the heading “Thrivent Financial Portfolio Managers—Other Accounts Managed by the Thrivent Financial Portfolio Managers” is revised to include the following information for Mr. Bagwell, Mr. Finn, Mr. Spangler and Mr. Groton as of December 31, 2018.

	Other Registered Investment Companies[1]		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Darren M. Bagwell	4	$6,728,504,159	0	$0
Matthew D. Finn	3	$1,828,844,490	2	$156,864,467
John T. Groton	0	$0	1	$221,914,202
David R. Spangler	0	$0	1	$34,468,045

(1)

The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Fund(s) managed by the portfolio manager listed.

8. In the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the table under the heading “Thrivent Financial Portfolio Managers – Ownership in the Portfolios” is revised to include updated information for Mr. Bagwell, Mr. Finn, Mr. Spangler and Mr. Groton as of December 31, 2018.

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]

Darren M. Bagwell	Thrivent Aggressive Allocation Portfolio	None	Thrivent Aggressive Allocation Fund	$500,000- $1,000,000	$500,000- $1,000,000

	Thrivent Balanced Income Plus Portfolio	None	Thrivent Balanced Income Plus Fund	None

	Thrivent Diversified Income Plus Portfolio	None	Thrivent Diversified Income Plus Fund	None

	Thrivent Large Cap Stock Portfolio	None	Thrivent Large Cap Stock Fund	None

	Thrivent Moderate Allocation Portfolio	None	Thrivent Moderate Allocation Fund	None

	Thrivent Moderately Aggressive Allocation Portfolio	None	Thrivent Moderately Aggressive Allocation Fund	None

	Thrivent Moderately Conservative Allocation Portfolio	None	Thrivent Moderately Conservative Allocation Fund	None

	Thrivent Partner Worldwide Allocation Portfolio	None	Thrivent Partner Worldwide Allocation Fund	None

Matthew D. Finn	Thrivent Partner All Cap Portfolio	None			$500,000- $1,000,000

	Thrivent Small Cap Stock Portfolio	None	Thrivent Small Cap Stock Fund	$500,000- $1,000,000

David R. Spangler	Thrivent Aggressive Allocation Portfolio	$1-$10,000	Thrivent Aggressive Allocation Fund	$100,000- $500,000	$100,000- $500,000

	Thrivent Balanced Income Plus Portfolio	None	Thrivent Balanced Income Plus Fund	None

	Thrivent Large Cap Stock Portfolio	None	Thrivent Large Cap Stock Fund	None

	Thrivent Moderate Allocation Portfolio	None	Thrivent Moderate Allocation Fund	None

	Thrivent Moderately Aggressive Allocation Portfolio	None	Thrivent Moderately Aggressive Allocation Fund	None

	Thrivent Moderately Conservative Allocation Portfolio	None	Thrivent Moderately Conservative Allocation Fund	$10,000- $50,000

	Thrivent Partner Worldwide Allocation Portfolio	None	Thrivent Partner Worldwide Allocation Fund	None

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]

John T. Groton	Thrivent Partner All Cap Portfolio	None			$100,000- $500,000

(1)	Each Fund listed is a series of Thrivent Mutual Funds, is managed by the same portfolio manager and has substantially similar investment objectives and policies to the corresponding Portfolio listed.
(2)	Ownership in Fund Complex includes investments in Thrivent Mutual Funds and Thrivent Series Fund, Inc.

The date of this Supplement is February 7, 2019.

Please include this Supplement with your Statement of Additional Information.

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